Other Receivables and Prepaid Expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Government institutions	$ 151	$ 263
Prepaid expenses	2,864	1,435
Receivable from sale of ADSs	44	0
Other Receivables and Prepaid Expenses, Total	$ 3,059	$ 1,698